Unaudited Interim Condensed Consolidated Statements of Loss - 6K - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Vessel revenue	$ 24,696	$ 4,574	$ 11,661	$ 2,075	$ 23,838
Commissions	(905)	(173)	(438)	(65)	(759)
Vessel revenue, net	23,791	4,401	11,223	2,010	23,079
Expenses:
Direct voyage expenses	(15,030)	(2,733)	(7,496)	(1,274)	(8,035)
Vessel operating expenses	(10,112)	(1,917)	(5,639)	(1,006)	(11,086)
Management fees	(648)	(107)	(336)	0	(194)
General and administration expenses	(2,210)	(1,887)	(2,804)	(2,987)	(3,966)
General and administration expenses - related party	0	(70)	(70)	(309)	(412)
Amortization of deferred dry-docking costs	(360)	0	(38)	0	(232)
Depreciation	(6,317)	(342)	(1,865)	(3)	(982)
Operating (loss) / income	(10,886)	(2,655)	(7,055)	81,810	19,271
Other expenses, net:
Interest and finance costs	(5,205)	(280)	(1,460)	(1,463)	(8,389)
Interest and finance costs - related party	(1,612)	(146)	(399)	0	0
Foreign currency exchange losses, net	(27)	(24)	(42)	(13)	19
Total other expenses, net	(6,844)	(450)	(1,901)	(1,462)	(8,365)
Net (loss) / income	$ (17,730)	$ (3,105)	$ (8,956)	$ 80,348	$ 10,907
Net loss per common share
Basic and diluted (in dollars per share)	$ (0.90)	$ (0.38)	$ (0.83)	$ 30.06	$ 4.56
Weighted average common shares outstanding
Basic and diluted (in shares)	19,594,354	8,130,931